Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		6/1/2017
	Collection Period Ending Date		6/30/2017
	Collection Period		25
	Payment Date		7/17/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.494381	$137,091,855.75	$14,174,322.69	$122,917,533.06
(4)	Class A-4 Notes	1.000000	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$237,591,855.75	$14,174,322.69	$223,417,533.06
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$241,341,855.75	$14,174,322.69	$227,167,533.06
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$137,091,855.75	$141,661.58
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$237,591,855.75	$291,974.91
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,011,817.79
(21)	Principal Collections		$9,102,626.18
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$4,824,641.66
(24)	Liquidation Proceeds		$101,404.52
(25)	Recoveries		$82,240.13
(26)	Investment Earnings		$—
(27)	Total Collections		$15,122,730.28
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$15,122,730.28
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$201,118.21	$201,118.21	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$141,661.58	$141,661.58	$—
(34)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$2,924,322.69	$2,924,322.69	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$455,314.47	$455,314.47	$—
			$15,122,730.28	$15,122,730.28
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$2,924,322.69
(50)	Fourth Allocation of Principal		$7,500,000.00
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$14,174,322.69
	4. POOL INFORMATION
(53)	Pool Balance		$227,167,533
(54)	Number of Receivables Outstanding		26,479
(55)	Weighted Average Contract Rate		4.85%
(56)	Weighted Average Maturity		32.28
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateral ization Amount		$5,625,000.00
(59)	Target Over Collateral ization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$145,612.55	30	$4,853.75
(72)	Recoveries for Collection Period		$82,240.13	76	$1,082.11
(73)	Net Losses/(Recoveries) for Collection Period		63,372.42
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$3,744,908.93
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.49932%

		6/30/2017	5/31/2017	4/30/2017	3/31/2017
(77)	Pool Balance at end of collection period	$227,167,533	$241,341,856	$255,865,325	$269,699,994
(78)	Number of receivables outstanding	26,479	27,419	28,319	29,218
(79)	Average month end Pool Balance	$234,254,694	$248,603,590	$262,782,659	$278,241,698
(80)	Realized Losses for Collection Period	$145,613	$176,953	$193,895	$228,774
(81)	Recoveries for Collection Period	$82,240	$68,349	$55,886	$79,170
(82)	Net Losses/(Recoveries) for Collection Period	$63,372	$108,604	$138,009	$149,604
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.746%	0.854%	0.885%	0.987%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.325%	0.524%	0.630%	0.645%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.539%

		6/30/2017	5/31/2017	4/30/2017	3/31/2017
(86)	Receivables 31-59 Days Delinquent	$2,061,377.67	$2,692,092.38	$2,863,311.41	$2,530,825.06
(87)	$ As % of Ending Pool Balance	0.907%	1.115%	1.119%	0.938%
(88)	# of Receivables	215	277	263	243
(89)	# As % of Ending Pool # of Receivables	0.812%	1.010%	0.929%	0.832%
(90)	Receivables 60-89 Days Delinquent	$535,152.10	$513,918.13	$374,332.40	$407,242.44
(91)	$ As % of Ending Pool Balance	0.236%	0.213%	0.146%	0.151%
(92)	# of Receivables	54	58	43	51
(93)	# As % of Ending Pool # of Receivables	0.204%	0.212%	0.152%	0.175%
(94)	Receivables 90 - 119 Days Delinquent	$204,169.60	$198,771.75	$219,630.44	$341,045.27
(95)	$ As % of Ending Pool Balance	0.090%	0.082%	0.086%	0.126%
(96)	# of Receivables	27	28	26	25
(97)	# As % of Ending Pool # of Receivables	0.102%	0.102%	0.092%	0.086%
(98)	Receivables 120+ Days Delinquent	$63,510.58	$108,475.06	$62,416.97	$76,080.38
(99)	$ As % of Ending Pool Balance	0.028%	0.045%	0.024%	0.028%
(100)	# of Receivables	6	8	5	8
(101)	# As % of Ending Pool # of Receivables	0.023%	0.029%	0.018%	0.027%
(102)	Total Delinquencies	$2,864,209.95	$3,513,257.32	$3,519,691.22	$3,355,193.15
(103)	$ As % of Ending Pool Balance	1.261%	1.456%	1.376%	1.244%
(104)	# of Receivables	302	371	337	327
(105)	# As % of Ending Pool # of Receivables	1.141%	1.353%	1.190%	1.119%
(106)	Total Repossession	$234,013.51	$282,225.02	$145,796.85	$308,935.00
(107)	# of Receivables	21	25	14	27

Name: Kim Taylor
Title: Senior Vice President
July 12, 2017